GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 49,875	$ 49,875
Less - accumulated amortization	32,009	26,199
Intangible assets, net	17,866	23,676
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	39,625	39,625
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	9,586	9,586
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 664	$ 664